Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,064,000.00
Previously Paid Amount	0.00
Total Fee Amount	699.34
Total Offset Amount	0.00
Net Fee	699.34
Narrative - Max Aggregate Offering Price	$ 5,064,000.00
Final Prospectus	true